Income Taxes - Disclosure of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [Abstract]
Current income tax (expense) benefit	$ (4,603)	$ (6,543)	$ (4,666)
Deferred income tax (expense) benefit:
Origination and reversal of temporary differences	193,486	2,889	(1,035)
Benefit (expense) arising from previously unrecognized (derecognized) tax assets	(198,492)	(2,085)	(2,126)
Total deferred income taxes	(5,006)	804	(3,161)
Income tax (expense) benefit	$ (9,609)	$ (5,739)	$ (7,827)